Note 7 - Leases (Details)	12 Months Ended					1 Months Ended		12 Months Ended						32 Months Ended		4 Months Ended	12 Months Ended			16 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Accelerated Depreciation [Member] USD ($)	Sep. 30, 2010 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Sep. 30, 2010 London Space [Member] Top Tankers U.K. Limited [Member] GBP (£)	Dec. 31, 2014 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2013 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2012 London Space [Member] Top Tankers U.K. Limited [Member] USD ($)	Dec. 31, 2014 London Space [Member] USD ($)	Dec. 31, 2013 London Space [Member] USD ($)	Dec. 31, 2012 London Space [Member] USD ($)	Jun. 30, 2012 London Space [Member] USD ($)	Jun. 30, 2012 London Space [Member] GBP (£)	Dec. 31, 2011 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2014 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2013 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] USD ($)	Dec. 31, 2012 Monaco [Member] Central Shipping Monaco [Member] EUR (€)
Note 7 - Leases (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals	$ 3,000	€ 2,500				$ 19,000	£ 12,000							$ 40,000	£ 26,000	$ 6,000				€ 5,000
Operating Lease Inflation Increase Percentage				1.00%
Operating Leases, Rent Expense	40,000		40,000	127,000				0	0	14,000	0	0	247,000				0	0	87,000
Depreciation	$ 757,000		$ 6,429,000	$ 11,458,000	$ 621,000